UNITEDSTATES
                         SECURITIESANDEXCHANGECOMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TENOR CAPITAL MANAGEMENT Co., L.P.
Address: 1180 AVE. OF THE AMERICAS
         SUITE 1940
         NEW YORK, NY 10036

Form 13F File Number: 28-11620

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MATTHEW STARR
Title: PARTNER
Phone: (212) 918-5302

Signature, Place, and Date of Signing:


/s/ Matthew Starr                          New York, NY                  8-12-08
---------------------------                -------------                 -------
       [Signature]                         [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                          -----------

Form 13F Information Table Entry Total:        49
                                          -----------

Form 13F Information Table Value Total:   $   395,556
                                          -----------
                                          (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


      NONE


                                    TITLE               VALUE      SHARES/    SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS   CUSIP    (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
APRIA HEALTHCARE GROUP INC
NOTE 3.375% 9/0                    NOTE     037933AB4    14,053    14000000   PRN          Sole               14000000
AMGEN INC NOTE 0.125% 2/0          NOTE     031162an0    11,360    12500000   PRN          Sole               12500000
AMR CORP NOTE 4.250% 9/2           NOTE     001765ba3       900     1000000   PRN          Sole                1000000
AMAZON COM INC NOTE 4.750% 2/0     NOTE     023135AF3    23,667    22042000   PRN          Sole               22042000
BIOMARIN PHARMACEUTICAL INC
NOTE 1.875% 4/2                    NOTE     09061gad3     7,836     5000000   PRN          Sole                5000000
CADENCE DESIGN SYSTEM INC
NOTE 8/1                           NOTE     127387AB4    37,383    37500000   PRN          Sole               37500000
CENTRAL EUROPEAN DIST CORP
NOTE 3.000% 3/1                    NOTE     153435aa0    13,269    10407000   PRN          Sole               10407000
CEPHALON INC NOTE 6/1              NOTE     156708al3    12,504    10000000   PRN          Sole               10000000
COUNTRYWIDE FINANCIAL CORP
DBCV 5/1                           DBCV     222372AP9     1,870     2000000   PRN          Sole                2000000
SEACOR HOLDINGS INC DBCV
2.875%12/1                         DBCV     811904aj0     6,486     5000000   PRN          Sole                5000000
SEACOR HOLDINGS INC DBCV
2.875%12/1                         DBCV     811904ah4     6,486     5000000   PRN          Sole                5000000
COOPER COS INC DBCV 2.625% 7/0     DBCV     216648ag0     2,009     2000000   PRN          Sole                2000000
CV THERAPEUTICS INC NOTE
2.750% 5/1                         NOTE     126667AF1     8,247    10200000   PRN          Sole               10200000
CYMER INC NOTE 3.500% 2/1          NOTE     232572ae7     5,904     5926000   PRN          Sole                5926000
DIGITAL RIV INC NOTE 1.250% 1/0    NOTE     25388bab0    13,545    13000000   PRN          Sole               13000000
ELECTRONIC DATA SYS NEW NOTE
3.875% 7/1                         NOTE     285661AF1     9,502     9500000   PRN          Sole                9500000
ADVANCED MEDICAL OPTICS INC
NOTE 2.500% 7/1                    NOTE     00763MAG3     2,329     2525000   PRN          Sole                2525000
FEI CO NOTE 2.875% 6/0             NOTE     30241LAF6     1,632     1592000   PRN          Sole                1592000
GENCORP INC NOTE 4.000% 1/1        NOTE     368682aj9    11,901    13000000   PRN          Sole               13000000
INTERNATIONAL GAME TECHNOLOG       DBCV     459902ap7     4,817     5000000   PRN          Sole                5000000
DBCV 2.600%12/1
ILLUMINA INC NOTE 0.625% 2/1       NOTE     452327AB5     5,122     2500000   PRN          Sole                2500000
INVITROGEN CORP NOTE 3.250% 6/1    NOTE     46185ram2     5,196     5000000   PRN          Sole                5000000
JETBLUE AIRWAYS CORP DBCV
5.500%10/1                         DBCV     477143AE1     8,946     8500000   PRN          Sole                8500000
LANDAMERICA FINL GROUP INC
DBCV 3.250% 5/1                    DBCV     514936ad5     3,545     4500000   PRN          Sole                4500000
LINEAR TECHNOLOGY CORP NOTE
3.000% 5/0                         NOTE     535678AC0     2,459     2500000   PRN          Sole                2500000
NII HLDGS INC NOTE 3.125% 6/1      NOTE     62913FAJ1     2,109     2500000   PRN          Sole                2500000
OMNICOM GROUP INC NOTE 2/0         NOTE     681919ak2    31,844    32075000   PRN          Sole               32075000
OSCIENT PHARMACEUTICALS CORP
NOTE 3.500% 4/1                    NOTE     68812RAC9     1,150     3000000   PRN          Sole                3000000
OSI PHARMACEUTICALS INC NOTE
3.250% 9/0                         NOTE     671040ad5     5,104     5000000   PRN          Sole                5000000
REGENERON PHARMACEUTICALS          NOTE     75886fab3    19,092    18950000   PRN          Sole               18950000
NOTE 5.500%10/1
TRANSOCEAN SEDCO FOREX INC         NOTE     893830AU3    10,179     9000000   PRN          Sole                9000000
NOTE 1.625%12/1
TRANSOCEAN SEDCO FOREX INC
NOTE 1.500%12/1                    NOTE     893830AV1     7,903     7000000   PRN          Sole                7000000
TRANSOCEAN SEDCO FOREX INC
NOTE 1.500%12/1                    NOTE     893830AW9     1,139     1000000   PRN          Sole                1000000
SEPRACOR INC NOTE 10/1             NOTE     817315aw4    23,888    26000000   PRN          Sole               26000000
SIRIUS SATELLITE RADIO INC
NOTE 2.500% 2/1                    NOTE     82966uac7     4,465     4500000   PRN          Sole                4500000
SYMANTEC CORP NOTE 0.750% 6/1      NOTE     871503AD0    13,203    11500000   PRN          Sole               11500000
SYNAPTICS INC NOTE 0.750%12/0      NOTE     87157DAB5     8,274     8000000   PRN          Sole                8000000
VISHAY INTERTECHNOLOGY INC
NOTE 3.625% 8/0                    NOTE     928298AF5    38,944    38918000   PRN          Sole               38918000
CHIQUITA BRANDS INTL INC COM       COM      170032809       683       45034    SH          Sole                  45034
DUNE ENERGY INC COM NEW            COM      265338202       115      111857    SH          Sole                 111857
ADVANCED MEDICAL OPTICS INC COM    COM      00763M108        19        1002    SH          Sole                   1002
LDK SOLAR CO LTD SPONSORED ADR     COM      50183L107     2,417       63808    SH          Sole                  63808
SYMMETRICOM INC COM                COM      871543104     1,114      290146    SH          Sole                 290146
TRANS-INDIA ACQUISITION CORP COM   COM      893237107     2,289      300000    SH          Sole                 300000
AMR CORP PUT                       PUT      001765956        99         260        PUT     Sole                    260
COUNTRYWIDE FINANCIAL CORP PUT     PUT      222372954       349        1035        PUT     Sole                   1035
UAL CORP PUT                       PUT      902549957       146         100        PUT     Sole                    100
WASHINGTON MUT INC CALL            CALL     939322903         3         140        CALL    Sole                    140
TRANS-INDIA ACQUISITION CORP
*W EXP 02/08/201                   W        893237115        60      150000    W           Sole                 150000
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